Deferred Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Revenue
Total deferred revenue	$ 7,215	$ 10,113
Cloud-based connectivity and basic IoT services
Deferred Revenue
Total deferred revenue	1,375	2,669	$ 2,058	$ 777
Membership
Deferred Revenue
Total deferred revenue	672	3,473	1,077
SaaS
Deferred Revenue
Total deferred revenue	$ 5,168	$ 3,971	$ 1,040